Shareholder Report, Holdings (Details)	May 31, 2024
C000088731 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000088731 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088731 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088731 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088731 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088731 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088731 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088731 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088731 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088731 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000088731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000088731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000088731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000088731 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000088731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088731 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027654 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027654 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027654 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027654 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027654 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027654 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027654 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027654 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027654 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027654 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027654 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000027654 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000027654 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000027654 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027654 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000027654 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000027654 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027654 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027654 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027654 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027656 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027656 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027656 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027656 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027656 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027656 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027656 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027656 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027656 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027656 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027656 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000027656 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000027656 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000027656 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027656 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000027656 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000027656 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027656 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027656 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027656 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027659 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027659 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027659 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027659 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027659 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027659 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027659 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027659 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027659 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027659 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027659 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000027659 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000027659 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000027659 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027659 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000027659 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000027659 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027659 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027659 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027659 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135447 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000135447 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135447 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135447 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135447 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000135447 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135447 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135447 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135447 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135447 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135447 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000135447 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000135447 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000135447 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000135447 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000135447 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000135447 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000135447 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135447 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135447 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%